RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details)	12 Months Ended
Dec. 31, 2022
Sites for placement of network equipment and base stations inside the buildings
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	10 years
Sites for placement of network equipment and base stations on land
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	20 years
Minimum | Administrative offices, warehouses, parking garages
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	3 years
Minimum | Vehicles
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	4 years
Maximum | Retail stores
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	8 years
Maximum | Vehicles
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	5 years